Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2021, and 2020 are as follows:

	Underlying Asset	Type of Settlement	12.31.21 (*)	12.31.20 (*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	76,738,445	38,817,252
Sales	Foreign currency	Daily difference	57,740,766	21,627,556
Customers´ Purchases	Foreign currency	Daily difference	10,162,388	2,338,623
Customers´ Sales	Foreign currency	Daily difference	31,398,862	18,963,363
Interest Rate Swaps
Swaps	Others	Other	—	125,144
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	323,534	—
Forward Sales	Government Securities	With delivery of the underlying asset	204,755,685	93,468,930

(*)	Notional values.